USAllianz Variable Insurance Products Trust


                       Supplement Dated September 17, 2002
                                     To the
                          Prospectus dated May 1, 2002



USAllianz Variable Insurance Products Trust (the "Trust") and USAllianz Advisers,LLC, (the "Manager") have received on September 17, 2002 an Order (the "Order") from the Securities and Exchange Commission which permits the Trust and the Manager to operate under a "Manager of Managers" structure as described in the Prospectus.





             THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE



                                                                  PRO-001-0902